Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Operating activities
Income from operations	$ 70,251	$ 63,149	$ 51,230
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	23,814	16,834	12,944
Deferred tax expense (Note 14)	(902)	(1,167)	(1,540)
Foreign currency exchange contracts loss (Note 9)	(261)	(412)	(615)
Loss on foreign exchange	381	8,867	961
Provision for doubtful accounts	311	805	386
(Gain)/loss from revaluation of contingent liability (Note 8)	(2,511)	1,166	922
Share-based compensation (Note 17)	17,745	5,783	1,418
Changes in operating assets and liabilities:
Trade accounts receivable	(10,261)	(32,450)	(26,155)
Work-in-progress	(146)	3,271	(1,242)
Due to and from related parties	(1,084)	575	5,590
Accounts payable	(2,842)	(5,035)	(1,281)
Accrued liabilities	7,784	(527)	2,768
Deferred revenue	(4,222)	6,468	127
Changes in other assets and liabilities	7,332	8,951	5,143
Net cash provided by operating activities	105,389	76,278	50,656
Investing activities
Purchases of property and equipment	(24,171)	(14,232)	(13,780)
Purchases of intangible assets	(5,069)	(3,868)	(6,034)
Proceeds from disposal of property and equipment	40	77	301
Acquisitions, net of cash acquired	(3,525)	(24,257)
Loans repaid from related parties			380
Net cash used in investing activities	(32,725)	(42,280)	(19,133)
Financing activities
Net repayment of short-term borrowings	(880)	(18,594)	3,687
Acquisition of business, deferred consideration	(6,126)	(2,747)	(2,376)
Repurchases of common stock	(1,774)
Repayment of capital lease obligations	(124)	(38)	(83)
Dividend paid		(18)	(30,587)
Proceeds from issue of shares pursuant to IPO			32,348
Repayment of IPO costs			(1,312)
Overdraft facilities, net		(598)	(84)
Net cash (used in) / provided by (used in) financing activities	(8,904)	(21,995)	1,593
Effect of exchange rate changes on cash and cash equivalents	(808)	(3,913)	(112)
Net increase in cash and cash equivalents	62,952	8,090	33,004
Cash and cash equivalents at beginning of year	45,593	37,503	4,499
Cash and cash equivalents at end of period	108,545	45,593	37,503
Supplemental disclosure of cash flow information
Cash paid for income tax	12,942	3,013	3,375
Cash paid for interest	149	$ 433	$ 1,326
Cash received as government grants (Note 10)	$ 2,885